AQR FUNDS

Supplement dated August 17, 2016 (“Supplement”)

to the Class R6 Shares Summary Prospectuses dated May 1, 2016 (each a “Summary Prospectus,” together the “Summary Prospectuses”) of the AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II MV Fund, AQR Risk Parity II HV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (the “Funds”)

This Supplement updates certain information contained in the Summary Prospectuses. Please review this important information carefully. You may obtain copies of the Funds’ Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248.

Effective October 1, 2016, the AQR Risk Parity Fund is no longer closed to new investors. Accordingly, all references in AQR Risk Parity Fund’s Summary Prospectus to the AQR Risk Parity Fund being closed to new investors are hereby deleted in their entirety from the AQR Risk Parity Fund’s Summary Prospectus.

Additionally, effective October 1, 2016, the sub-section entitled “Purchase and Sale of Fund Shares,” in the section entitled “Important Additional Information,” is hereby deleted in its entirety from the Summary Prospectuses and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Class R6 Shares of each Fund each day the NYSE is open. To purchase or redeem shares you should contact your financial intermediary, or, if you hold your shares through the Fund, you should contact the Fund by phone at (866) 290-2688, by mail (c/o AQR Funds, P.O. Box 2248, Denver, CO 80201-2248), or by the Internet at https://funds.aqr.com. Each Fund’s initial and subsequent investment minimums for Class R6 Shares generally are as follows:

	Class R6 Shares[1]
Minimum Initial Investment	$100,000	[2]
Minimum Subsequent Investment	None

[1]

As of the close of business on June 29, 2012, September 30, 2013, March 31, 2016 and March 31, 2016, shares of the AQR Diversified Arbitrage Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund, respectively, are no longer available for purchase or exchange by certain new investors. See “Closed Fund Policies” in the Funds’ prospectus for further information on the investors that are eligible to purchase or exchange shares of these Funds.

[2]	Reductions apply to certain eligibility groups. See “Investing with the AQR Funds” in the Funds’ prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

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